Short term investments (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Gain from short term investments	$ 387,910	$ 165,713
Short term investments	$ 6,704,029	$ 7,091,939	$ 0